Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties	12 Months Ended
Sep. 30, 2023
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity controlled by Meiling Wang, Immediate family member of Jueqin Wang
Jueqin Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Principal shareholder of the Company
Di Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Principal shareholder of the Company
Juelin Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Immediate family member of Jueqin Wang
Yiyu Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Immediate family member of Jueqin Wang
Bing Zhang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Principal shareholder of the Company